Quarterly Holdings Report
for
Fidelity® Contrafund®
September 30, 2023
CON-NPRT3-1123
1.807733.119
Common Stocks - 94.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 18.7%
Entertainment - 1.8%
Liberty Media Corp. Liberty Formula One Class C	3,475,471	216,522
Liberty Media Corp. Liberty Live Class C	148,750	4,775
Netflix, Inc. (a)	3,924,524	1,481,900
The Walt Disney Co. (a)	254,337	20,614
Universal Music Group NV	7,595,724	198,219
		1,922,030
Interactive Media & Services - 16.9%
Alphabet, Inc.:
Class A (a)	22,142,607	2,897,582
Class C (a)	18,912,010	2,493,549
Bumble, Inc. (a)	1,207,580	18,017
Epic Games, Inc. (a)(b)(c)	123,700	77,035
Meta Platforms, Inc. Class A (a)	41,359,091	12,416,424
		17,902,607
Media - 0.0%
Comcast Corp. Class A	248,873	11,035
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	23,852	3,340
TOTAL COMMUNICATION SERVICES		19,839,012
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	2,277,841	70,181
General Motors Co.	448,420	14,784
Hyundai Motor Co. Ltd.	728,540	102,781
Li Auto, Inc. ADR (a)	1,023,325	36,482
Rad Power Bikes, Inc. (a)(b)(c)	2,588,458	1,734
Rivian Automotive, Inc. (a)	351,117	8,525
Tesla, Inc. (a)	223,601	55,949
Toyota Motor Corp.	2,839,310	50,938
		341,374
Broadline Retail - 6.0%
Amazon.com, Inc. (a)	48,250,420	6,133,593
Coupang, Inc. Class A (a)	9,793,511	166,490
Dollarama, Inc.	489,025	33,693
MercadoLibre, Inc. (a)	73,952	93,762
		6,427,538
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	66,900	11,097
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	3,754,886	515,208
Booking Holdings, Inc. (a)	51,992	160,341
Cava Group, Inc. (d)	529,432	16,217
Chipotle Mexican Grill, Inc. (a)	77,011	141,071
Deliveroo PLC Class A (a)(e)	32,968,324	48,109
Domino's Pizza, Inc.	83,100	31,477
Doordash, Inc. (a)	989	79
Evolution AB (e)	207,687	21,032
Hilton Worldwide Holdings, Inc.	1,427,092	214,321
Marriott International, Inc. Class A	223,709	43,972
McDonald's Corp.	425,726	112,153
Penn Entertainment, Inc. (a)	414,600	9,515
Restaurant Brands International, Inc.	593,750	39,540
		1,353,035
Household Durables - 0.3%
D.R. Horton, Inc.	748,289	80,419
Lennar Corp. Class A	2,207,506	247,748
Mohawk Industries, Inc. (a)	129,000	11,069
PulteGroup, Inc.	19,634	1,454
		340,690
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	188,208	3,828
Sega Sammy Holdings, Inc.	527,400	9,737
		13,565
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A (a)	91,767	5,173
Academy Sports & Outdoors, Inc.	2,559,282	120,977
Dick's Sporting Goods, Inc.	1,535,206	166,693
Fanatics, Inc. Class A (a)(b)(c)	2,461,391	189,084
Fast Retailing Co. Ltd.	81,970	17,854
O'Reilly Automotive, Inc. (a)	365,019	331,751
The Home Depot, Inc.	747,083	225,739
TJX Companies, Inc.	2,634,064	234,116
Ulta Beauty, Inc. (a)	63,924	25,534
Wayfair LLC Class A (a)	67,201	4,070
Williams-Sonoma, Inc.	2,069,740	321,638
		1,642,629
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	113,612	58,407
Dr. Martens Ltd.	683,481	1,178
lululemon athletica, Inc. (a)	89,149	34,377
NIKE, Inc. Class B	1,910,731	182,704
On Holding AG (a)	8,215,449	228,554
Ralph Lauren Corp.	85,236	9,895
Tapestry, Inc.	678,341	19,502
		534,617
TOTAL CONSUMER DISCRETIONARY		10,664,545
CONSUMER STAPLES - 2.4%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	446,891	24,774
Constellation Brands, Inc. Class A (sub. vtg.)	136,814	34,385
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	94,600	10,326
PepsiCo, Inc.	2,108,921	357,336
The Coca-Cola Co.	7,098,931	397,398
		824,219
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,529,211	77,662
Casey's General Stores, Inc.	303,530	82,414
Costco Wholesale Corp.	2,177,181	1,230,020
Walmart, Inc.	983	157
		1,390,253
Food Products - 0.1%
Mondelez International, Inc.	2,347,075	162,887
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	50,373	7,281
Kenvue, Inc.	1,421,766	28,549
L'Oreal SA (a)	375,100	155,446
L'Oreal SA	8,193	3,395
Oddity Tech Ltd. (d)	164,100	4,652
Olaplex Holdings, Inc. (a)	5,932,684	11,569
		210,892
TOTAL CONSUMER STAPLES		2,588,251
ENERGY - 4.3%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	180,100	10,500
Oil, Gas & Consumable Fuels - 4.3%
Birchcliff Energy Ltd. (d)	934,435	5,325
Cameco Corp.	648,600	25,711
Canadian Natural Resources Ltd. (d)	5,174,544	334,645
Cheniere Energy, Inc.	1,146,888	190,338
Chevron Corp.	1,755,360	295,989
ConocoPhillips Co.	6,201,914	742,989
Diamondback Energy, Inc.	141,093	21,852
EOG Resources, Inc.	2,218,122	281,169
Exxon Mobil Corp.	11,932,999	1,403,082
Hess Corp.	3,144,093	481,046
Marathon Petroleum Corp.	150,687	22,805
Occidental Petroleum Corp.	5,167,176	335,246
Pioneer Natural Resources Co.	491,723	112,875
PrairieSky Royalty Ltd.	1,135,099	20,859
Reliance Industries Ltd.	536,039	15,138
Suncor Energy, Inc.	712,644	24,508
Tourmaline Oil Corp. (d)	431,464	21,712
Valero Energy Corp.	1,623,469	230,062
		4,565,351
TOTAL ENERGY		4,575,851
FINANCIALS - 15.6%
Banks - 2.0%
AIB Group PLC	3,253,194	14,652
Banco Santander SA (Spain)	12,939,594	49,275
Bank of America Corp.	19,031,031	521,070
Bank of Ireland Group PLC	4,150,552	40,766
East West Bancorp, Inc.	182,621	9,626
First Citizens Bancshares, Inc.	39,410	54,390
JPMorgan Chase & Co.	5,687,720	824,833
Nu Holdings Ltd. (a)	8,719,873	63,219
Royal Bank of Canada	3,596,978	314,347
Starling Bank Ltd. Series D (a)(b)(c)	26,724,113	108,578
Wells Fargo & Co.	3,058,079	124,953
		2,125,709
Capital Markets - 0.7%
BlackRock, Inc. Class A	7,333	4,741
Brookfield Asset Management Ltd.:
Class A	54,632	1,820
Class A	637,300	21,248
Brookfield Corp. (Canada) Class A	384,454	12,021
Coinbase Global, Inc. (a)(d)	679,225	50,996
Goldman Sachs Group, Inc.	17,034	5,512
London Stock Exchange Group PLC	478,900	47,998
Morgan Stanley	4,230,098	345,472
MSCI, Inc.	88,243	45,276
TulCo LLC (a)(b)(c)(f)	140,771	115,197
UBS Group AG	1,802,950	44,692
		694,973
Consumer Finance - 0.2%
American Express Co.	1,046,152	156,075
Financial Services - 11.1%
Berkshire Hathaway, Inc. Class A (a)(d)	18,764	9,972,634
MasterCard, Inc. Class A	583,787	231,127
PayPal Holdings, Inc. (a)	366,100	21,402
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	21,267
Visa, Inc. Class A (d)	6,926,087	1,593,069
		11,839,499
Insurance - 1.6%
American International Group, Inc.	4,880,101	295,734
Aon PLC	77,748	25,207
Arthur J. Gallagher & Co.	702,072	160,023
Chubb Ltd.	1,112,258	231,550
Fairfax Financial Holdings Ltd. (sub. vtg.)	156,246	127,547
Intact Financial Corp.	1,055,516	153,884
Marsh & McLennan Companies, Inc.	828,445	157,653
Progressive Corp.	2,793,865	389,185
The Travelers Companies, Inc.	1,159,493	189,357
		1,730,140
TOTAL FINANCIALS		16,546,396
HEALTH CARE - 12.7%
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (a)	147,639	26,147
Argenx SE (a)	20,525	10,033
Argenx SE ADR (a)	473,585	232,829
Arrowhead Pharmaceuticals, Inc. (a)	303,041	8,143
Exact Sciences Corp. (a)	119,652	8,163
Galapagos NV sponsored ADR (a)	1,286,830	44,460
Gilead Sciences, Inc.	1,121,199	84,023
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	105,983	0
Intellia Therapeutics, Inc. (a)	81,167	2,567
Krystal Biotech, Inc. (a)	51,466	5,970
Legend Biotech Corp. ADR (a)	1,122,005	75,365
Moonlake Immunotherapeutics (a)	413,546	23,572
Recursion Pharmaceuticals, Inc. (a)(d)	2,981,995	22,812
Regeneron Pharmaceuticals, Inc. (a)	2,651,359	2,181,962
Roivant Sciences Ltd. (a)	1,774,699	20,728
Sarepta Therapeutics, Inc. (a)	92,685	11,235
United Therapeutics Corp. (a)	584,702	132,067
Vertex Pharmaceuticals, Inc. (a)	3,505,511	1,219,006
Zai Lab Ltd. (a)	3,689,429	9,028
		4,118,110
Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	261,700	20,167
Boston Scientific Corp. (a)	3,621,847	191,234
Edwards Lifesciences Corp. (a)	1,000	69
Intuitive Surgical, Inc. (a)	1,243,935	363,590
Straumann Holding AG	179,354	22,964
Stryker Corp.	173,382	47,380
		645,404
Health Care Providers & Services - 4.0%
23andMe Holding Co. Class A (a)(d)	3,226,973	3,155
Cencora, Inc.	145,818	26,243
HCA Holdings, Inc.	153,040	37,645
UnitedHealth Group, Inc.	8,222,399	4,145,651
		4,212,694
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(d)	328,651	9,291
Life Sciences Tools & Services - 0.3%
Danaher Corp.	710,264	176,216
Medpace Holdings, Inc. (a)	11,795	2,856
Mettler-Toledo International, Inc. (a)	64,116	71,045
Thermo Fisher Scientific, Inc.	72,061	36,475
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	1,038,192	50,965
		337,557
Pharmaceuticals - 3.9%
Eli Lilly & Co.	5,465,565	2,935,719
Intra-Cellular Therapies, Inc. (a)	503,086	26,206
Johnson & Johnson	584,901	91,098
Merck & Co., Inc.	7,571,434	779,479
Novo Nordisk A/S Series B	992,904	90,405
Nuvation Bio, Inc. (a)	8,681,047	11,633
Royalty Pharma PLC	6,638,756	180,176
Structure Therapeutics, Inc. ADR	387,364	19,531
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,187,800	12,116
Ventyx Biosciences, Inc. (a)	162,003	5,626
Verona Pharma PLC ADR (a)	359,475	5,859
Zoetis, Inc. Class A	290,124	50,476
		4,208,324
TOTAL HEALTH CARE		13,531,380
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	844,953	345,552
Northrop Grumman Corp.	847,520	373,070
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	3,585,070	290,391
Class C (a)(b)(c)	129,910	10,523
TransDigm Group, Inc. (a)	136,575	115,150
		1,134,686
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,740,437	271,282
Zipline International, Inc. (a)(b)(c)	515,816	20,736
		292,018
Building Products - 0.1%
Carrier Global Corp.	893,016	49,294
Toto Ltd.	50,475	1,302
Trane Technologies PLC	535,209	108,599
		159,195
Commercial Services & Supplies - 0.3%
Cintas Corp.	229,161	110,229
Clean Harbors, Inc. (a)	645,418	108,017
Clean TeQ Water Pty Ltd. (a)(d)	2,079,207	521
GFL Environmental, Inc.	249,066	7,909
Republic Services, Inc.	289,415	41,245
Waste Connections, Inc. (United States)	69,790	9,373
		277,294
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	336,978	12,270
Electrical Equipment - 0.6%
AMETEK, Inc.	136,697	20,198
Eaton Corp. PLC	1,684,570	359,285
Hubbell, Inc. Class B	670,389	210,107
nVent Electric PLC	704,931	37,354
Regal Rexnord Corp.	68,200	9,744
Vertiv Holdings Co.	1,539,100	57,255
		693,943
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	3,333,019	247,746
J.B. Hunt Transport Services, Inc.	242,261	45,671
Old Dominion Freight Lines, Inc.	386,988	158,332
Uber Technologies, Inc. (a)	1,184,087	54,456
Union Pacific Corp.	234,600	47,772
		553,977
Industrial Conglomerates - 0.6%
General Electric Co.	6,309,508	697,516
Machinery - 1.0%
Caterpillar, Inc.	571,597	156,046
Deere & Co.	970,604	366,287
Fortive Corp.	954,587	70,792
Illinois Tool Works, Inc.	43,500	10,018
Indutrade AB	399,510	7,412
Ingersoll Rand, Inc.	328,600	20,938
PACCAR, Inc.	3,723,170	316,544
Parker Hannifin Corp.	175,915	68,522
		1,016,559
Passenger Airlines - 0.1%
Copa Holdings SA Class A	232,886	20,755
Ryanair Holdings PLC sponsored ADR (a)	914,302	88,879
		109,634
Professional Services - 0.2%
Thomson Reuters Corp.	276,612	33,839
Verisk Analytics, Inc.	565,255	133,536
		167,375
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	247,246	109,918
W.W. Grainger, Inc.	492,687	340,861
		450,779
TOTAL INDUSTRIALS		5,565,246
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	2,628,826	483,520
Motorola Solutions, Inc.	107,194	29,182
		512,702
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. Class A	21,196,863	1,780,325
CDW Corp.	290,940	58,700
Jabil, Inc.	710,675	90,178
		1,929,203
IT Services - 1.0%
Accenture PLC Class A	2,631,645	808,204
ASAC II LP (a)(b)(c)	39,494,500	6,635
Cloudflare, Inc. (a)	720,530	45,422
Gartner, Inc. (a)	119,788	41,160
MongoDB, Inc. Class A (a)	136,624	47,253
Okta, Inc. (a)	454,443	37,042
Shopify, Inc. Class A (a)	2,029,457	110,778
X Holdings Corp. Class A (b)(c)	534,690	18,885
		1,115,379
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	6,429,242	661,055
Advantest Corp.	880,432	24,558
Allegro MicroSystems LLC (a)	85,244	2,723
Analog Devices, Inc.	1,968,122	344,598
Applied Materials, Inc.	524,114	72,564
Arm Holdings Ltd. ADR (d)	976,100	52,241
ASML Holding NV (depository receipt)	17,850	10,508
Broadcom, Inc.	266,034	220,963
First Solar, Inc. (a)	151,039	24,406
Lam Research Corp.	15,800	9,903
Lattice Semiconductor Corp. (a)	2,192,728	188,421
Marvell Technology, Inc.	3,803	206
Monolithic Power Systems, Inc.	255,467	118,026
NVIDIA Corp.	9,885,923	4,300,278
ON Semiconductor Corp. (a)	5,118,519	475,766
Qualcomm, Inc.	2,066,721	229,530
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	651,204	56,590
		6,792,336
Software - 8.8%
Adobe, Inc. (a)	748,973	381,901
Atlassian Corp. PLC (a)	64,900	13,078
Aurora Innovation, Inc. (a)	1,389,754	3,266
Aurora Innovation, Inc. (a)(b)	11,469,631	26,954
Cadence Design Systems, Inc. (a)	2,033,052	476,344
Check Point Software Technologies Ltd. (a)	417,009	55,579
Clear Secure, Inc. (d)	1,711,864	32,594
Confluent, Inc. (a)	308,400	9,132
Dynatrace, Inc. (a)	1,475,614	68,955
Fortinet, Inc. (a)	2,185,009	128,216
HubSpot, Inc. (a)	90,008	44,329
Intuit, Inc.	99,410	50,793
Klaviyo, Inc. Class A (d)	254,900	8,794
Microsoft Corp.	21,622,063	6,827,166
Palo Alto Networks, Inc. (a)	534,653	125,344
Roper Technologies, Inc.	55,525	26,890
Salesforce, Inc. (a)	3,593,556	728,701
Samsara, Inc. (a)	86,007	2,168
ServiceNow, Inc. (a)	155,876	87,128
Stripe, Inc. Class B (a)(b)(c)	455,600	8,306
Synopsys, Inc. (a)	393,325	180,524
Tanium, Inc. Class B (a)(b)(c)	6,742,751	50,571
ZenPayroll, Inc. (a)(b)(c)	289,200	10,275
		9,347,008
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	26,460,215	4,530,253
Dell Technologies, Inc.	181,076	12,476
Samsung Electronics Co. Ltd.	195,500	9,861
		4,552,590
TOTAL INFORMATION TECHNOLOGY		24,249,218
MATERIALS - 2.6%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	290,068	82,205
Linde PLC	85,196	31,723
Sherwin-Williams Co.	254,312	64,862
Westlake Corp.	658,184	82,056
		260,846
Construction Materials - 0.1%
Eagle Materials, Inc.	58,600	9,758
Vulcan Materials Co.	199,071	40,216
		49,974
Metals & Mining - 2.3%
B2Gold Corp.	45,304,405	130,084
Barrick Gold Corp. (Canada)	1,246,659	18,109
Cleveland-Cliffs, Inc. (a)	419,183	6,552
Franco-Nevada Corp.	4,137,843	552,413
Freeport-McMoRan, Inc.	9,896,366	369,035
Ivanhoe Electric, Inc. (a)	4,844,954	57,655
Ivanhoe Mines Ltd. (a)	42,275,653	362,296
Ivanhoe Mines Ltd. (a)(e)	11,914,328	102,104
Lundin Gold, Inc.	344,580	3,869
Novagold Resources, Inc. (a)	6,970,078	26,685
Nucor Corp.	3,191,865	499,048
Steel Dynamics, Inc.	2,161,372	231,742
Sunrise Energy Metals Ltd. (a)	2,667,085	1,320
Wheaton Precious Metals Corp.	1,603,296	65,064
		2,425,976
TOTAL MATERIALS		2,736,796
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group, Inc.	12,200	1,162
UTILITIES - 0.4%
Electric Utilities - 0.4%
Constellation Energy Corp.	2,376,944	259,277
PG&E Corp. (a)	6,581,775	106,164
		365,441
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	363,200	12,051
TOTAL UTILITIES		377,492
TOTAL COMMON STOCKS (Cost $37,486,357)		100,675,349

Preferred Stocks - 1.7%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	653,587	152,711
Reddit, Inc.:
Series E(a)(b)(c)	165,300	5,453
Series F(a)(b)(c)	878,650	28,987
		187,151
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	337,463	226
Series C(a)(b)(c)	1,327,879	2,125
Series D(a)(b)(c)	2,329,100	5,869
		8,220
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	15,500	4,020

Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A(b)(c)	13,120	13,995
Series A2(b)(c)	2,380	2,539
		16,534
TOTAL CONSUMER DISCRETIONARY		28,774

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	55,517	3,757
Series H(a)(b)(c)	69,898	4,730
		8,487
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	226,491	958

TOTAL CONSUMER STAPLES		9,445

FINANCIALS - 0.0%
Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	379,681	10,145
Circle Internet Financial Ltd. Series F (a)(b)(c)	637,828	13,720
		23,865
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	3,224,900	12,384
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	0
		12,384
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	60
Lyra Health, Inc.:
Series E(a)(b)(c)	1,478,100	21,181
Series F(a)(b)(c)	69,520	996
Somatus, Inc. Series E (a)(b)(c)	15,253	15,610
		37,847
TOTAL HEALTH CARE		50,231

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.9%
Relativity Space, Inc.:
Series D(a)(b)(c)	1,673,085	31,705
Series E(a)(b)(c)	436,722	9,237
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	558,215	452,154
Series H(a)(b)(c)	120,282	97,428
Series N(a)(b)(c)	428,458	347,051
		937,575
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	1,317,166	52,950
Series F(c)	682,143	27,422
		80,372
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	259,581	28,489

TOTAL INDUSTRIALS		1,046,436

INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc. Series C (a)(b)(c)	1,300,504	3,186
Carbon, Inc.:
Series D(a)(b)(c)	915,425	8,989
Series E(a)(b)(c)	81,735	957
Delphix Corp. Series D (a)(b)(c)	3,712,687	14,331
Moloco, Inc. Series A (b)(c)	419,608	25,176
Nuro, Inc.:
Series C(a)(b)(c)	3,293,118	19,100
Series D(a)(b)(c)	643,113	3,730
Stripe, Inc.:
Series H(a)(b)(c)	190,300	3,469
Series I(b)(c)	2,114,059	38,539
Tenstorrent, Inc. Series C1 (a)(b)(c)	200,200	11,109
ZenPayroll, Inc.:
Series D(a)(b)(c)	2,436,137	86,556
Series E(a)(b)(c)	167,099	5,937
		221,079
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(b)(c)	14,154,085	58,739

TOTAL CONVERTIBLE PREFERRED STOCKS		1,625,720
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	7,490,199	112,278

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,059,433	22,788

TOTAL NONCONVERTIBLE PREFERRED STOCKS		135,066
TOTAL PREFERRED STOCKS (Cost $1,091,781)		1,760,786

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(h)(i)	9,273	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	11,130	10,384
TOTAL PREFERRED SECURITIES (Cost $20,403)		10,384

Money Market Funds - 4.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (j)	3,917,627,683	3,918,411
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	570,902,449	570,960
TOTAL MONEY MARKET FUNDS (Cost $4,489,369)		4,489,371

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $43,087,910)	106,935,890
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(592,726)
NET ASSETS - 100.0%	106,343,164

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,638,606,000 or 2.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,245,000 or 0.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acrisure Holdings, Inc. Series B	3/22/21	6,918

ASAC II LP	10/10/13	3,041

ASAPP, Inc. Series C	4/30/21	8,580

Aurora Innovation, Inc.	7/18/23	30,968

Beta Technologies, Inc. Series B, 6.00%	4/04/22	26,781

Bowery Farming, Inc. Series C1	5/18/21	13,646

ByteDance Ltd. Series E1	11/18/20	71,616

Canva, Inc. Series A	9/22/23	13,995

Canva, Inc. Series A2	9/22/23	2,539

Carbon, Inc. Series D	12/15/17	21,376

Carbon, Inc. Series E	3/22/19	2,288

Circle Internet Financial Ltd. Series E	5/11/21	17,195

Circle Internet Financial Ltd. Series F	5/09/22	26,878

Delphix Corp. Series D	7/10/15	33,414

Discord, Inc. Series I	9/15/21	8,535

ElevateBio LLC Series C	3/09/21	13,528

Epic Games, Inc.	7/13/20 - 7/30/20	71,128

Fanatics, Inc. Class A	8/13/20 - 12/15/21	82,369

Get Heal, Inc. Series B	8/17/23	77

GoBrands, Inc. Series G	3/02/21	13,864

GoBrands, Inc. Series H	7/22/21	27,155

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592

Intarcia Therapeutics, Inc. Series CC	11/14/12	28,629

Intarcia Therapeutics, Inc. 6%	1/03/20	9,273

Lyra Health, Inc. Series E	1/14/21	13,534

Lyra Health, Inc. Series F	6/04/21	1,092

Moloco, Inc. Series A	6/26/23	25,176

Nuro, Inc. Series C	10/30/20	42,990

Nuro, Inc. Series D	10/29/21	13,406

Rad Power Bikes, Inc.	1/21/21	12,486

Rad Power Bikes, Inc. Series A	1/21/21	1,628

Rad Power Bikes, Inc. Series C	1/21/21	6,405

Rad Power Bikes, Inc. Series D	9/17/21	22,322

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Reddit, Inc. Series E	5/18/21	7,021

Reddit, Inc. Series F	8/11/21	54,296

Relativity Space, Inc. Series D	11/20/20	24,974

Relativity Space, Inc. Series E	5/27/21	9,973

Somatus, Inc. Series E	1/31/22	13,310

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	60,159

Space Exploration Technologies Corp. Class C	9/11/17	1,754

Space Exploration Technologies Corp. Series G	1/20/15	43,239

Space Exploration Technologies Corp. Series H	8/04/17	16,238

Space Exploration Technologies Corp. Series N	8/04/20	115,684

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	52,246

Stripe, Inc. Class B	5/18/21	18,282

Stripe, Inc. Series H	3/15/21	7,636

Stripe, Inc. Series I	3/20/23 - 5/12/23	42,565

Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901

Tenstorrent, Inc. Series C1	4/23/21	11,903

Tenstorrent, Inc. 0%	4/23/21	11,130

TulCo LLC	8/24/17 - 9/07/18	49,727

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	39,983

X Holdings Corp. Class A	10/25/22	53,469

ZenPayroll, Inc.	10/01/21	8,326

ZenPayroll, Inc. Series D	7/16/19	32,431

ZenPayroll, Inc. Series E	7/13/21	5,079

Zipline International, Inc.	10/12/21	18,569

Zipline International, Inc. Series E	12/21/20	42,978

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,285,580	7,207,509	5,574,678	118,158	-	-	3,918,411	9.3%
Fidelity Securities Lending Cash Central Fund 5.39%	710,703	3,309,918	3,449,661	814	-	-	570,960	2.1%
Total	2,996,283	10,517,427	9,024,339	118,972	-	-	4,489,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ivanhoe Electric, Inc.	65,377	446	6,499	-	358	(2,026)	-
P3 Health Partners, Inc.	5,033	-	-	-	-	22,321	-
Zai Lab Ltd.	20,591	-	9,826	-	(11,610)	9,874	-
Total	91,001	446	16,325	-	(11,252)	30,169	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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